Guarantees (Narrative) (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Surety Bond [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	$ 45.9	$ 47.7
Commercial standby letters of credit [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	115.5	113.9
Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	49.5	55.1
Bank Guarantees Collaterized [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	$ 12.4	$ 15.2